Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 016
EBP, Description of Plan [Line Items]
Description of the Plan
Note 1. Description of the Plan

The following brief description of the Kimberly-Clark Corporation 401(k) and Profit Sharing Plan (the "Plan") is provided for general information purposes only. Participants should refer to the Plan document for more complete information.

The financial statements represent the accounts of the Plan in conformity with accounting principles generally accepted in the United States of America ("GAAP").

General
The Plan, sponsored by Kimberly-Clark Corporation (the "Corporation"), was adopted effective January 1, 2010. It is a defined contribution plan covering eligible employees of the Corporation and its participating subsidiaries. The Plan is an employee stock ownership plan, as defined in Section 4975 of the Internal Revenue Code of 1986 (the "Code"). Salary, hourly non-union and hourly union (as bargained) employees of the Corporation and its participating U.S. subsidiaries (collectively, the "Employer") are eligible to participate in the Plan.

The Board of Directors of the Corporation or its delegate may change the eligibility and other provisions of the Plan from time to time. The assets of the Plan are held with The Northern Trust Company (the "Trustee"). The named fiduciary for the Plan is the Benefits Administration Committee (the "BAC"). The recordkeeper for the Plan is Fidelity Workplace Services LLC ("Fidelity").

Contributions
An eligible employee may elect to make contributions that are deducted from compensation paid by the Employer before federal income taxes are withheld ("401(k) contributions"), after-tax contributions, and Roth 401(k) contributions in any combination up to 50% in whole percentages of base salary. 401(k) contributions, after-tax contributions, and Roth 401(k) contributions in any combination up to 5% of base salary are eligible for Company Match Safe Harbor contributions ("Employer matching contributions") with the exception to hourly union participants located in Mobile Operations whose Company Match Safe Harbor contributions for a participant's pre-tax contributions, Roth 401(k) contributions or after-tax contributions remains on the first 4% of such participant's eligible earnings per pay period. Employees that are new hires or re-hires are automatically enrolled in the Plan at an 8% 401(k) contribution rate and have the option to opt out of the contribution.

Employer matching contributions are matched 100% on the first 5% of eligible earnings with the exception to hourly union participants located in Mobile Operations whose Company Match Safe Harbor Contributions for a participant's pre-tax contributions, Roth 401(k) contributions or after-tax contributions remains on the first 4% of such participant's eligible earnings per pay period. The Employer matching contributions are not required to meet anti-discrimination requirements and testing and do not require distinction of highly compensated employees. Employer matching contributions are accounted for separately and share in the net appreciation or depreciation in fair value of investments, dividends, interest and expenses in the same manner as contributions made by a participant. All Employer matching contributions are invested according to the participants' contribution investment elections. Employer matching contributions and future earnings (losses) on that amount can be reallocated to another investment fund within the Plan. Any forfeitures in the Plan are used to offset Employer contributions.

The Employer makes a discretionary annual profit sharing contribution for each eligible employee based on the Corporation's adjusted earnings per share performance from a range of 0% to 8% of eligible earnings. The contribution is deposited into participants' accounts as soon as administratively possible. The contributions related to the 2025 and 2024 targets were 3.8% and 4.5% of eligible earnings for each year and totaled $51.8 million and $63.3 million, respectively, and were deposited into participants' accounts within the first two months of the following year.

Employee contributions receivable as of December 31, 2025 of $4.4 million includes 401(k) contributions receivable of $2.9 million and after-tax, Roth 401(k) receivable, collectively, of $1.5 million. The employee contributions for the year ended December 31, 2025 of $161.1 million includes 401(k) contributions of $107.0 million and after-tax, Roth 401(k), and rollover contributions, collectively, of $54.1 million.

Employee contributions receivable as of December 31, 2024 of $4.5 million includes 401(k) contributions receivable of $2.9 million and after-tax, Roth 401(k) and rollover contributions receivable, collectively, of $1.6 million. The employee contributions for the year ended December 31, 2024 of $157.0 million includes 401(k) contributions of $111.7 million and after-tax, Roth 401(k), and rollover contributions, collectively, of $45.3 million.

Participant Accounts
Individual accounts are maintained for each Plan participant. Each participant's account is credited with the employee's contributions, the Employer matching contributions, profit sharing contributions, and Plan earnings and losses, less expenses.

Investments
All investment elections are held by the Trustee and employee contributions allocated to a specific fund are commingled with those of other participants and are invested in accordance with the nature of the specific fund. Pending such investment, the Trustee is authorized to invest in short-term securities of the United States of America or in other investments of a short-term nature. Employees can elect to have their contributions in any of the 19 fund options available. The fund options consist of Kimberly-Clark Corporation Stock Fund ("K-C Stock Fund"), two different collective funds offered by Columbia Management (formerly Ameriprise), which are the Money Market and Stable Income Fund, and 16 collective funds offered by BlackRock which include the Russell 1000 Value Index Fund F, Russell 2000 Index Fund F, Russell 1000 Growth Index Fund F, U.S. Debt Index Fund F, Russell 1000 Index Fund F, MSCI ACWI ex-U.S. IMI Index Fund F, and 10 LifePath Index Fund F funds which are the Target Conservative Fund, 2030 Fund, 2035 Fund, 2040 Fund, 2045 Fund, 2050 Fund, 2055 Fund, 2060 Fund, 2065 Fund, and 2070 Fund. The participant can also choose from a broad range of funds and certain other investments offered through a brokerage account.

Vesting
Employees are immediately vested in their 401(k), after-tax, Roth 401(k), and rollover contributions as well as Employer matching contributions and profit sharing contributions.

Participant Loans
Participants may borrow from their fund accounts a minimum of $1 thousand up to a maximum of 50% or $50 thousand of their vested account balance, whichever is less. The loans are secured by the balance in the participant's account and bear interest at the prime +1% interest rate as published in the Wall Street Journal on the 15th of the month prior to the first day of the month to which it applies. Principal and interest is paid ratably through payroll deductions. A participant may have only one outstanding loan. A loan processing fee of $50 is charged to the participant. A loan may be a general purpose loan which must be repaid within a maximum of four years, or a primary residence loan, which must be repaid within a maximum of 10 years.

Distributions
Upon termination of a participant's employment, or because of death, the value of the participant's accounts, including the value of all Employer matching and profit sharing contributions, is distributable in either a lump sum, partial amount or systematic withdrawal per the participant's request. An automatic distribution will occur within 90 days if the participant's balance is $7 thousand or less. If the balance is $1 thousand or less, the distribution will be in the form of cash. If the balance is $7 thousand or less but more than $1 thousand, the balance will automatically be rolled over into an Individual Retirement Account ("IRA") with Fidelity.

A participant invested in the K-C Stock Fund earns dividends quarterly and has the option to reinvest the dividends earned into the fund or receive a distribution. Dividends distributed to participants during the years ended December 31, 2025 and 2024 were $1.5 million and $1.5 million, respectively, and are included in benefits paid to participants on the Statements of Changes in Net Assets Available for Benefits.

Withdrawals
An employee may withdraw the value of their after-tax accounts and Employer matching contributions after being in the Plan for 24 months. Subject to certain conditions, a participant may withdraw the value of 401(k) contributions, Roth 401(k) contributions, Employer matching contributions, profit sharing, and earnings credited in the case of hardship or after attaining age 59½.
K-C Stock Fund
A participant has the right to direct the Trustee as to the manner in which to vote at each annual meeting and special meeting of the stockholders of the Corporation the number of whole shares of the Corporation's common stock held by the Trustee and attributable to his or her K-C Stock Fund account as of the valuation date coincident with the record date for the meeting. In addition, the participant has the right to determine whether whole shares of the Corporation's common stock held by the Trustee and attributable to his or her K-C Stock Fund account should be tendered in response to offers thereof.
The K-C Stock Fund is allocated to participants using a unit value, which is calculated using the stock's year end market price plus cash held in a collective short-term investment fund.